ALLOWANCE FOR LOAN LOSSES	12 Months Ended
Dec. 31, 2012
Allowance For Loan Losses [Abstract]
ALLOWANCE FOR LOAN LOSSES
NOTE D - ALLOWANCE FOR LOAN LOSSES

Allowance for Loan Losses
	2012	2011	2010
	(In thousands)

Beginning Balance	$1,447	$1,242	$1,025
Provision for losses on loans	1,280	700	550
Charge-offs of loans	(568)	(508)	(333)
Recoveries	1	13	-
	$2,160	$1,447	$1,242

2012	One-to four Family Residential	Multi-family Residential	Construction	Commercial	Consumer	Total

Allowance for loan losses:

Beginning balance	$978	$162	$13	$285	$9	$1,447
Provision	1,382	10	(12)	(101)	1	1,280
Charge-offs	(537)	-	-	(31)	-	(568)
Recoveries	-	-	-	-	1	1

Ending balance	$1,823	$172	$1	$153	$11	$2,160

Originated loans:
Individually evaluated for impairment	$632	$-	$-	$-	$-	$632

Purchased loans:

Individually evaluated for impairment	$152	$-	$-	$-	$-	$152

Originated Loans:
Collectively evaluated for impairment	$673	$172	$1	$153	$11	$1,010

Purchased loans:
Loans acquired with deteriorated credit quality	$366	$-	$-	$-	$-	$366

Loans receivable:

Ending balance	$249,202	$23,866	$1,243	$67,166	$1,691	$343,168

Ending balance:
Individually evaluated for impairment (1)	$96,060	$9,225	$-	$24,967	$894	$131,146

Ending balance:
Collectively evaluated for impairment	$149,159	$13,579	$1,243	$33,678	$716	$198,375

Ending balance:
Loans acquired with deteriorated credit quality	$3,983	$1,062	$-	$8,521	$81	$13,647

(1)Includes loans acquired from First Franklin of $125,430

2011	One-to four Family Residential	Multi-family Residential	Construction	Commercial	Consumer	Total

Allowance for loan losses:

Beginning balance	$979	$49	$33	$180	$1	$1,242
Provision	481	113	1	105	-	700
Charge-offs	(482)	-	(21)	-	(5)	(508)
Recoveries	-	-	-	-	13	13

Ending balance	$978	$162	$13	$285	$9	$1,447

Ending balance:
Individually evaluated for impairment	$244	$-	$-	$8	$-	$252

Ending balance:
Collectively evaluated for impairment	$734	$162	$13	$277	$9	$1,195

Ending balance:
Loans acquired with deteriorated credit quality	$-	$-	$-	$-	$-	$-

Loans receivable:

Ending balance	$290,808	$26,210	$4,390	$63,394	$2,210	$387,012

Ending balance:
Individually evaluated for impairment (1)	$116,991	$14,001	$-	$28,913	$1,690	$161,595

Ending balance:
Collectively evaluated for impairment	$168,243	$11,141	$4,390	$25,280	$424	$209,478

Ending balance:
Loans acquired with deteriorated credit quality	$5,574	$1,068	$-	$9,201	$96	$15,939

(1)Includes loans acquired from First Franklin of $155,850

Credit Quality Indicators
As of December 31, 2012

Credit Risk Profile by Internally Assigned Grade

	Originated Loans at December 31, 2012
	One-to four
	Family	Multi-family
	Residential	Residential	Construction	Commercial	Consumer	Total

Grade:
Pass	$148,771	$13,579	$1,243	$32,699	$716	$197,008
Special mention	-	-	-	-	-	-
Substandard	5,390	94	-	1,599	-	7,083
Doubtful	-	-	-	-	-	-
Loss	-	-	-	-	-	-
Total	$154,161	$13,673	$1,243	$34,298	$716	$204,091

	Purchased Loans at December 31, 2012
	One-to four
	Family	Multi-family
	Residential	Residential	Construction	Commercial	Consumer	Total

Grade:
Pass	$91,091	$10,193	$-	$30,551	$855	$132,690
Special mention	108	-	-	-	-	108
Substandard	3,842	-	-	2,317	120	6,279
Doubtful	-	-	-	-	-	-
Loss	-	-	-	-	-	-
Total	$95,041	$10,193	$-	$32,868	$975	$139,077

	Age Analysis of Past Due Originated Loans Receivable
	As of December 31, 2012
							Recorded
							Investment
	30-89 Days	Over	Total Past			Total Loan	90 Days and
	Past Due	90 Days	Due	Current	Nonaccrual	Receivables	Accruing

Real Estate:
1-4 family Residential	$1,116	$5,002	$6,118	$149,159	$5,002	$154,161	-
Multi-family	-	94	94	13,579	94	13,673	-
Construction	-	-	-	1,243	-	1,243	-
Commercial	547	620	1,167	33,678	620	34,298	-
Consumer	-	-	-	716	-	716	-
Total	$1,663	$5,716	$7,379	$198,375	$5,716	$204,091	-

	Age Analysis of Past Due Purchased Loans Receivable
	As of December 31, 2012

							Recorded
							Investment
	30-89 Days	Over	Total Past			Total Loan	90 Days and
	Past Due	90 Days	Due	Current	Nonaccrual	Receivables	Accruing

Real Estate:
1-4 family Residential	$2,890	$3,446	$6,336	$91,595	$3,446	$95,041	$-
Multi-family	-	-	-	10,193	-	10,193	-
Construction	-	-	-	-	-	-	-
Commercial	693	1,519	2,212	31,349	1,519	32,868	-
Consumer	-	7	7	968	7	975	-
Total	$3,583	$4,972	$8,555	$134,105	$4,972	$139,077	$-

	Impaired Loans
	As of December 31, 2012

		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
	Investment	Balance	Allowance	Investment	Recognized
Purchased loans with a credit quality discount and no related allowance recorded:
Real Estate:
1-4 family Residential	$3,931	$3,931	$-	$4,752	$232
Multi-family	1,062	1,062	-	1,065	53
Construction	-	-	-	-	-
Commercial	8,521	8,521	-	8,861	545
Consumer	81	81	-	89	16
Total	$13,595	$13,595	$-	$14,767	$846
Purchased loans with a credit quality discount and an allowance recorded:
Real Estate:
1-4 family Residential	$13	$52	$39	$7	$-
Multi-family	-	-	-	-	-
Construction	-	-	-	-	-
Commercial	-	-	-	-	-
Consumer	-	-	-	-	-
Total	$13	$52	$39	$7	$-
Purchased loans with no credit quality discount and no related allowance recorded:
Real Estate:
1-4 family Residential	$1,724	$1,724	$-	$2,055	$60
Multi-family Residential	-	-	-	-	-
Construction	-	-	-	-	-
Commercial	-	-	-	116	-
Consumer	39	39	-	30	1
Total	$1,763	$1,763	$-	$2,201	$61
Purchased loans with an allowance recorded:
Real Estate:
1-4 family Residential	$148	$261	$113	$74	$5
Multi-family Residential	-	-	-	-	-
Construction	-	-	-	-	-
Commercial	-	-	-	-	-
Consumer	-	-	-	-	-
Total	$148	$261	$113	$74	$5

	Impaired Loans
	As of December 31, 2012

		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
	Investment	Balance	Allowance	Investment	Recognized
Originated loans with no related allowance recorded
Real Estate:
1-4 family Residential	$3,487	$3,487	$-	$4,259	$43
Multi-family	94	94	-	95	1
Construction	-	-	-	-	-
Commercial	396	396	-	291	2
Consumer	-	-	-	-	-
Total	$3,977	$3,977	$-	$4,645	$46
Originated loans with an allowance recorded:
Real Estate:
1-4 family Residential	$946	$1,515	$569	$613	$6
Multi-family	-	-	-	-	-
Construction	-	-	-	-	-
Commercial	161	224	63	157	-
Consumer	-	-	-	-	-
Total	$1,107	$1,739	$632	$770	$6
Total:
Real Estate:
1-4 family Residential	$10,249	$10,970	$721	$11,760	$346
Multi-family	1,156	1,156		1,160	54
Construction	-	-	-	-	-
Commercial	9,078	9,141	63	9,425	547
Consumer	120	120	-	119	17
Total	$20,603	$21,387	$784	$22,464	$964

Credit Quality Indicators
As of December 31, 2011

Credit Risk Profile by Internally Assigned Grade

	Originated Loans at December 31, 2011
	One-to four
	Family	Multi-family
	Residential	Residential	Construction	Commercial	Consumer	Total

Grade:
Pass	$167,988	$11,141	$4,390	$25,058	$424	$209,001
Special mention	-	-	-	-	-	-
Substandard	5,566	96	-	560	-	6,222
Doubtful	-	-	-	-	-	-
Loss	-	-	-	-	-	-
Total	$173,554	$11,237	$4,390	$25,618	$424	$215,223

		Purchased Loans at December 31, 2011
	One-to four Family Residential	Multi-family Residential	Construction	Commercial	Consumer	Total

Grade:
Pass	$111,091	$14,669	$-	$34,699	$1,776	$162,235
Special mention	110	-	-	983	-	1,093
Substandard	6,053	304	-	2,094	10	8,461
Doubtful	-	-	-	-	-	-
Loss	-	-	-	-	-	-
Total	$117,254	$14,973	$-	$37,776	$1,786	$171,789

Age Analysis of Past Due Originated Loans Receivable
As of December 31, 2011
	30-89 Days Past Due	Over 90 Days	Total Past Due	Current	Nonaccrual	Total Loan Receivables	Recorded Investment 90 Days and Accruing

Real Estate:
1-4 family Residential	$2,460	$5,311	$7,771	$168,243	$5,311	$173,554	-
Multi-family	-	96	96	11,141	96	11,237	-
Construction	-	-	-	4,390	-	4,390	-
Commercial	457	338	795	25,280	338	25,618	-
Consumer	-	-	-	424	-	424	-
Total	$2,917	$5,745	$8,662	$209,478	$5,745	$215,223	-

Age Analysis of Past Due Purchased Loans Receivable
As of December 31, 2011

	30-89 Days Past Due	Over 90 Days	Total Past Due	Current	Nonaccrual	Total Loan Receivables	Recorded Investment 90 Days and Accruing
Real Estate:
1-4 family Residential	$1,165	$4,839	$6,004	$112,415	$4,839	$117,254	$-
Multi-family	-	300	300	14,673	300	14,973	-
Construction	-	-	-	-	-	-	-
Commercial	67	1,225	1,292	36,551	1,225	37,776	-
Consumer	-	10	10	1,776	10	1,786	-
Total	$1,232	$6,374	$7,606	$165,415	$6,374	$171,789	-

		Impaired Loans As of December 31, 2011

	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
Purchased loans with a credit quality discount and no related allowance recorded:
Real Estate:
1-4 family Residential	$5,574	$5,574	$-	$6,329	$135
Multi-family	1,068	1,068	-	1,121	17
Construction	-	-	-	-	-
Commercial	9,201	9,201	-	8,912	18
Consumer	96	96	-	986	4
Total	$15,939	$15,939	$-	$17,348	$174
Purchased loans with no credit quality discount and no related allowance recorded:
Real Estate:
1-4 family Residential	$2,385	$2,385	$-	$2,385	$77
Multi-family	-	-	-	-	-
Construction	-	-	-	-	-
Commercial	233	233	-	233	10
Consumer	22	22	-	22	2
Total	$2,640	$2,640	$-	$2,640	$89
Originated loans with no related allowance recorded
Real Estate:
1-4 family Residential	$5,031	$5,031	$-	$4,670	$108
Multi-family	96	96	-	39	4
Commercial	186	186	-	217	16
Consumer	-	-	-	-	-
Total	$5,313	$5,313	$-	$4,926	$128
Originated loans with an allowance recorded:
Real Estate:
1-4 family Residential	$280	$524	$244	$395	$-
Multi-family	-	-	-	-	-
Commercial	152	160	8	91	-
Consumer	-	-	-	-	-
Total	$432	$684	$252	$486	$-
Total:
Real Estate:
1-4 family Residential	$13,270	$13,514	$244	$13,779	$320
Multi-family	1,164	1,164	-	1,160	21
Construction	-	-	-	-	-
Commercial	9,772	9,780	8	9,453	44
Consumer	118	118	-	1,008	6
Total	$24,324	$24,576	$252	$25,400	$391

Modifications As of December 31, 2012

	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Troubled Debt Restructurings
Real Estate:
1-4 Family Residential	16	$1,508	$1,508
Multi-family Residential	-	-	-
Construction	-	-	-
Commercial	1	754	754
Consumer	-	-	-

	Number of Contracts	Recorded Investment
Troubled Debt Restructurings
That Subsequently Defaulted
Real Estate:
1-4 Family Residential	-	$-
Multi-family Residential	-	-
Construction	-	-
Commercial	-	-
Consumer	-	-

Modifications
As of December 31, 2011

Post-Modification
		Pre-Modification	Outstanding
	Number of	Outstanding Recorded	Recorded
	Contracts	Investment	Investment
Troubled Debt Restructurings
Real Estate:
1-4 Family Residential	5	$811	$800
Multi-family Residential	-	-	-
Construction	-	-	-
Commercial	-	-	-
Consumer	-	-	-

	Number of	Recorded
	Contracts	Investment
Troubled Debt Restructurings
That Subsequently Defaulted

Real Estate:
1-4 Family Residential	1	$268
Multi-family Residential	-	-
Construction	-	-
Commercial	-	-
Consumer	-	-

As of December 31, 2012, Cheviot Savings Bank had total troubled debt restructurings of $6.0 million. There were 30 one- to four-family residential loans totaling $3.8 million in troubled debt restructurings with the largest totaling $560,000. The remaining $2.2 million in troubled debt restructurings consisted of three commercial loans. During the year ended December 31, 2011, Cheviot Savings Bank had total troubled debt restructurings of $5.4 million. There were 17 one- to four-family residential loans totaling $3.8 million in troubled debt restructurings during the year, with the largest totaling $1.0 million. The other $1.6 million in troubled debt restructurings consisted of three commercial loans. These loans were modified due to short term concessions with no impairment as Cheviot Savings Bank expects to recognize the full amount of the commitment. Cheviot Savings Bank has no commitments to lend additional funds to these debtors owing receivables whose terms have been modified in troubled debt restructurings.